Business Combination - Preliminary allocation of total purchase consideration (Details) - USD ($)		6 Months Ended
	Jun. 24, 2024	Jun. 30, 2024
Estimated fair value of liabilities assumed:
Total liabilities assumed	$ 18,704,806
Total Goodwill		$ 59,900,694
iDoc
Business Combination
Total purchase price consideration, net of cash acquired of $29,123	68,907,052
Estimated fair value of assets:
Accounts receivable, net	2,123,578
Due from related party	992,746
Note receivable, related party	245,500
Prepaid expenses and other current assets	164,661
Right-of-use assets, net	430,359
Fixed assets, net	839,785
Total assets acquired	17,161,687
Estimated fair value of liabilities assumed:
Accounts payable, accrued expenses and other current liabilities	2,067,552
Line of credit and notes payable, net of discount	2,516,345
Right-of-use liability - operating	430,359
Right-of-use liability - financing	736,624
Deferred tax liabilities	2,139,391
Total liabilities assumed	8,155,329
Total Goodwill	59,900,694
Cash acquired in Business Combination	29,123	$ 29,123
iDoc | Related party
Estimated fair value of assets:
Right-of-use assets, net	265,058
Estimated fair value of liabilities assumed:
Right-of-use liability - operating	265,058
iDoc | Customer relationships
Estimated fair value of assets:
Customer relationships	2,100,000
iDoc | Developed technology
Estimated fair value of assets:
Customer relationships	$ 10,000,000